Loss per share (Tables)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Profit or loss [abstract]
Schedule of loss per share
	Consolidated
	2022	2021
	$	$
Basic loss per share - cents per share	(1.25)	(1.16)
Basic loss per share
The loss and weighted average number of ordinary shares used in the calculation of basic loss per share is as follows:
Total comprehensive loss for the year	(14,903,909)	(11,372,799)
- Weighted average number of ordinary shares (number)	1,191,154,011	976,931,338

	Year Ended 30 June 2021	Year Ended 30 June 2020
Basic loss per share– continuing and discontinued operations – cents per share	$(1.16)	$(0.69)
Basic loss per share– continuing operations – cents per share	$(1.16)	$(0.57)

Basic loss per share
The loss and weighted average number of ordinary shares used in the calculation of basic loss per share is as follows:
– Loss from continuing and discontinued operations ($)	$(11,372,799)	$(4,697,636)
– Loss from continuing operations ($)	$(11,372,799)	$(3,929,284)
– Weighted average number of ordinary shares (number)	976,931,338	684,035,399